Segment analysis - Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment analysis
Revenue	$ 4,812	$ 4,689	$ 4,055
U.S.
Segment analysis
Revenue	2,307	2,181	1,727
U.K
Segment analysis
Revenue	495	385	396
Brazil
Segment analysis
Revenue	$ 471	$ 549	$ 439